Income Tax Disclosure [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The significant components of income tax (benefit) expense from continuing operations were as follows.

Year ended December 31, ($ in millions)	2013	2012	2011
Current income tax expense (benefit)
U.S. federal	$—	$—	$10
Foreign	4	(24)	29
State and local	—	10	8

Total current expense (benefit)	4	(14)	47

Deferred income tax (benefit) expense
U.S. federal	(67)	(663)	—
Foreign	(1)	25	(5)
State and local	5	(204)	—

Total deferred benefit	(63)	(842)	(5)

Total income tax (benefit) expense from continuing operations	$(59)	$(856)	$42

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income tax (benefit) expense from continuing operations with the amounts at the statutory U.S. federal income tax rate is shown in the following table.

Year ended December 31, ($ in millions)	2013	2012	2011
Statutory U.S. federal tax expense (benefit)	$125	$180	$(62)
Change in tax resulting from
Effect of valuation allowance change	(154)	(1,022)	49
Tax credits	(45)	(45)	—
Tax law enactment	(44)	—	—
Foreign tax differential	(3)	9	30
State and local income taxes, net of federal income tax benefit	16	(34)	22
Non-deductible expenses	26	12	9
Other, net	20	44	(6)

Total income tax (benefit) expense from continuing operations	$(59)	$(856)	$42

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The significant components of deferred tax assets and liabilities are reflected in the following table.

December 31, ($ in millions)	2013	2012
Deferred tax assets
Tax credit carryforwards	$1,874	$1,631
Tax loss carryforwards	1,624	1,025
Mark-to-market on consumer finance receivables and loans	721	880
State and local taxes	297	263
Provision for loan losses	257	306
Hedging transactions	177	267
Unearned insurance premiums	140	142
ResCap settlement accrual	53	262
Sales of finance receivables and loans	—	206
Equity investment in ResCap	—	486
Other	247	266

Gross deferred tax assets	5,390	5,734

Valuation allowance	(1,154)	(1,653)

Net deferred tax assets	4,236	4,081

Deferred tax liabilities
Lease transactions	1,527	1,756
Deferred acquisition costs	351	333
Debt transactions	191	226
Basis difference in subsidiaries	55	454
Sales of finance receivables and loans	26	—
Other	46	128

Gross deferred tax liabilities	2,196	2,897

Net deferred tax assets	$2,040	$1,184

Schedule of Deferred tax assets and related valuation allowances recognized for the net operating and other loss carryforwards and tax credit carryforwards [Table Text Block]

The following table summarizes the deferred tax assets and related valuation allowances at December 31, 2013.

($ in millions)	Deferred Tax Asset		Valuation Allowance	Net Deferred Tax Asset	Years of Expiration
Tax credit carryforwards
Foreign tax credits	$1,753		$(554)	$1,199	2014 - 2023
General business credits	121		—	121	2032 - 2033

Total tax credit carryforwards	1,874		(554)	1,320
Tax loss carryforwards
Net operating losses — federal	1,187		—	1,187	2025 - 2033
Capital losses — federal	437		(437)	—	2015 - 2017

Total tax loss carryforwards	1,624		(437)	1,187
State and local taxes
Net operating losses — state	253		(87)	166	2014 - 2033
Capital losses — state	46		(46)	—	2014 - 2017

Total state and local taxes	299	(a)	(133)	166
Other deferred tax assets	1,593		(30)	1,563	n/a

Total	$5,390		$(1,154)	$4,236

(a)	State net operating loss and capital loss carryforwards are included in the state and local taxes total disclosed in our deferred inventory table above.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

The following table provides a reconciliation of the beginning and ending amount of unrecognized tax benefits.

($ in millions)	2013	2012	2011
Balance at January 1,	$102	$198	$214
Additions based on tax positions related to the current year	174	14	11
Additions for tax positions of prior years	1	2	20
Reductions for tax positions of prior years	—	(4)	(3)
Settlements	(14)	(17)	(35)
Expiration of statute of limitations	(1)	(4)	—
Foreign-currency translation adjustments	—	(5)	(9)
Deconsolidation of ResCap and discontinued operations	—	(82)	—

Balance at December 31,	$262	$102	$198